Commitments - Summary of Future Minimum Commitments for Non Cancellable Operating Commitments (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Future Minimum Commitments For Non Cancellable Operating Lease [Line Items]
Future minimum commitments for non-cancellable operating commitment	¥ 43	¥ 79
Not later than one year
Disclosure Of Future Minimum Commitments For Non Cancellable Operating Lease [Line Items]
Future minimum commitments for non-cancellable operating commitment	31	61
Later than one year and not later than five years
Disclosure Of Future Minimum Commitments For Non Cancellable Operating Lease [Line Items]
Future minimum commitments for non-cancellable operating commitment	¥ 12	¥ 18